CHANGES IN ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
Changes In Accounting Policies
CHANGES IN ACCOUNTING POLICIES

2.2	CHANGES IN ACCOUNTING POLICIES

The accounting policies adopted in the preparation of the interim condensed consolidated financial information are consistent with those applied in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2021, except for the adoption of the following IFRS for the first time for the current period’s financial information.

Amendments to IFRS 3	Reference to the Conceptual Framework
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use
Amendments to IAS 37	Onerous Contracts – Cost of Fulfilling a Contract
Annual Improvements to IFRSs 2018-2020	Amendments to IFRS 1, IFRS 9, Illustrative Examples accompanying IFRS 16, and IAS 41

(a)	Amendments to IFRS 3 replace a reference to the previous Framework for the Preparation and Presentation of Financial Statements with a reference to the Conceptual Framework for Financial Reporting issued in June 2018 without significantly changing its requirements. The amendments also add to IFRS 3 an exception to its recognition principle for an entity to refer to the Conceptual Framework to determine what constitutes an asset or a liability. The exception specifies that, for liabilities and contingent liabilities that would be within the scope of IAS 37 or International Financial Reporting Interpretations Committee Interpretation (“IFRIC”) 21 if they were incurred separately rather than assumed in a business combination, an entity applying IFRS 3 should refer to IAS 37 or IFRIC 21 respectively instead of the Conceptual Framework. Furthermore, the amendments clarify that contingent assets do not qualify for recognition at the acquisition date. The Group has applied the amendments prospectively to business combinations that occurred on or after January 1, 2022. As there were no contingent assets, liabilities and contingent liabilities within the scope of the amendments arising in the business combination that occurred during the period, the amendments did not have any impact on the financial position and performance of the Group.

(b)	Amendments to IAS 16 prohibit an entity from deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling any such items, and the cost of those items, in profit or loss. The Group has applied the amendments retrospectively to items of property, plant and equipment made available for use on or after January 1, 2022. Since there was no sale of items produced while making property, plant and equipment available for use on or after January 1, 2022, the amendments did not have any impact on the financial position or performance of the Group.

(c)	Amendments to IAS 37 clarify that for the purpose of assessing whether a contract is onerous under IAS 37, the cost of fulfilling the contract comprises the costs that relate directly to the contract. Costs that relate directly to a contract include both the incremental costs of fulfilling that contract (e.g., direct labor and materials) and an allocation of other costs that relate directly to fulfilling that contract (e.g., an allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract as well as contract management and supervision costs). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract. The Group has applied the amendments prospectively to contracts for which it has not yet fulfilled all its obligations at January 1, 2022 and no onerous contracts were identified. Therefore, the amendments did not have any impact on the financial position or performance of the Group.

(d)	Annual Improvements to IFRSs 2018-2020 sets out amendments to IFRS 1, IFRS 9, Illustrative Examples accompanying IFRS 16, and IAS 41. Details of the amendments that are applicable to the Group are as follows:

•	IFRS 9 Financial Instruments: clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. The Group has applied the amendment prospectively to financial liabilities that are modified or exchanged on or after January 1, 2022. As there was no modification of the Group’s financial liabilities during the period, the amendment did not have any impact on the financial position or performance of the Group.

•	IFRS 16 Leases: removes the illustration of payments from the lessor relating to leasehold improvements in Illustrative Example 13 accompanying IFRS 16. This removes potential confusion regarding the treatment of lease incentives when applying IFRS 16.